ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Operating revenues	$ 4,638,213	$ 3,775,247	$ 1,349,977
Operating costs and expenses:
General and administrative	(568,701)	(488,127)	(423,225)
Property charges and other	(13,221)	(228,437)	(39,982)
Total operating costs and expenses	(4,153,586)	(3,710,288)	(2,093,082)
Operating (loss) income	484,627	64,959	(743,105)
Non-operating income (expenses):
Interest income	15,766	23,305	26,458
Interest expense	(486,721)	(492,391)	(376,722)
Foreign exchange (losses) gains, net	(15,492)	2,232	3,904
Other income, net	3,833	2,748	3,930
Total non-operating expenses, net	(490,976)	(466,867)	(348,826)
Income (loss) before income tax	(6,349)	(401,908)	(1,091,931)
Income tax expense	(21,610)	(13,422)	(5,236)
Net loss	(27,959)	(415,330)	(1,097,167)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenues	18,758	84,130	15,340
Operating costs and expenses:
General and administrative	(29,867)	(34,342)	(50,532)
Property charges and other	(14)	(1,244)	(406)
Total operating costs and expenses	(29,881)	(35,586)	(50,938)
Operating (loss) income	(11,123)	48,544	(35,598)
Non-operating income (expenses):
Interest income	49,243	4,991	16,151
Interest expense	(12,901)	(19,366)	(3,165)
Foreign exchange (losses) gains, net	(414)	1,496	7,437
Other income, net	7,174	7,302	11,220
Share of results of subsidiaries	11,657	(358,767)	(922,771)
Total non-operating expenses, net	54,759	(364,344)	(891,128)
Income (loss) before income tax	43,636	(315,800)	(926,726)
Income tax expense	(93)	(11,120)	(3,800)
Net loss	$ 43,543	$ (326,920)	$ (930,526)